October 31, 2018

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re: Walthausen Funds, File Nos. 333-147324 and 811-22143

Dear Sir/Madam:

On behalf of Walthausen Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 25 to the Trust’s Registration Statement under the Securities Act of 1933. The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose of this filing is to establish a new Institutional class of shares, and to identify the current shares as Investor shares for the Walthausen Small Cap Value Fund.

If you have any questions, please contact JoAnn Strasser at (614) 469-3265.

Very truly yours, /s/ JoAnn Strasser JoAnn Strasser